Business segment Information (Details Narrative)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Scales [Member]
Percentage of Net Sales	95.00%	90.00%	95.00%
Scales Pet Electronics Products
Percentage of Net Sales	30.00%	8.00%	40.00%
Others
Percentage of Net Sales	20.00%	2.00%	10.00%
Total Assets
Percentage of Net Sales	100.00%	100.00%	100.00%